Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 8,289	€ 8,424
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	8,381	8,537
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 92	€ 113